Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	James Alpha Funds Trust
Entity Central Index Key	0001829774
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000248910
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RMJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$270	6.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	6.17%	[1]
AssetsNet	$ 9,104,375
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,104,375
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	92.4%
Municipal Bonds	7.6%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	55.2%
Sunland Medical Foundation	4.5%
Next Renewable Fuels	0.0%

C000248909
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	RMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$258	5.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 258
Expense Ratio, Percent	5.91%	[2]
AssetsNet	$ 9,104,375
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,104,375
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	92.4%
Municipal Bonds	7.6%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	55.2%
Sunland Medical Foundation	4.5%
Next Renewable Fuels	0.0%

C000248908
Shareholder Report [Line Items]
Fund Name	Easterly ROCMuni High Income Municipal Bond Fund
Class Name	Investor Class
Trading Symbol	RMHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-999-2636
Additional Information Website	https://funds.easterlyam.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$297	6.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 297
Expense Ratio, Percent	6.80%	[3]
AssetsNet	$ 9,104,375
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$9,104,375
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	92.4%
Municipal Bonds	7.6%
Preferred Stocks	0.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Convivial 2022 III LLC	55.2%
Sunland Medical Foundation	4.5%
Next Renewable Fuels	0.0%

[1]	Annualized
[2]	Annualized
[3]	Annualized